Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of voluntary change in accounting policy [line items]
Decrease in cash and cash equivalents	£ (33,811)	£ 10,676	[1]	£ 36,351	[1]
Increase (decrease) in cash and cash equivalents from operating activities	(42,275)	110	[1]	2,148	[1]
Increase (decrease) in cash and cash equivalents from investing activities	8,192	6,471	[1]	33,646	[1]
Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of voluntary change in accounting policy [line items]
Decrease in cash and cash equivalents		16,702		17,367		£ 18,111
Increase (decrease) in cash and cash equivalents from operating activities	£ (665)	7,260		(744)
Increase (decrease) in cash and cash equivalents from investing activities		£ 7,260		£ (3,544)

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail.